BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	September 30,
	2023	2022
Stock options	45,431	12,782
Warrants	363,737	1,438
Restricted stock with repurchase rights	—	3,020
Stock subject to put right	—	159
Convertible promissory note	—	21,501
	409,168	38,900